Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detail of interest, taxes and dividends
Interests paid	$ (2,934)	$ (2,883)	$ (2,292)
Interests received	1,302	1,431	655
Income tax paid	(10,561)	(12,688)	(14,486)
Dividends received	1,833	2,821	3,955
Detail of changes in working capital
Inventories	(203)	3,159	(3,805)
Accounts receivable	3,884	306	(3,272)
Other current assets	(3,556)	14,860	(3,523)
Accounts payable	(889)	572	5,313
Other creditors and accrued liabilities	3,128	(12,806)	6,478
NET AMOUNT, DECREASE (INCREASE)	2,364	6,091	1,191
Detail of changes in provisions and deferred taxes
Accruals	(373)	257	2,177
Deferred taxes	563	556	2,417
TOTAL	$ 190	$ 813	$ 4,594